Offerings - Offering: 1	Jan. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0003125 per share
Amount Registered | shares	14,850,000
Proposed Maximum Offering Price per Unit	0.5454
Maximum Aggregate Offering Price	$ 8,099,190.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,118.50
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rules 457(o) under the Securities Act of 1933, as amended.

$4,064.80 of the registration fee was previously paid based on the registration fee rate then in effect at the time of that filing (August 11, 2025), pursuant to Rule 457(o).